SIMPSON THACHER & BARTLETT
                            425 Lexington Avenue
                             New York, NY 10017


                                                            September 1, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:   Comstock Partners Funds, Inc. (Registration
      Statement File No. 33-40771)


Ladies and Gentlemen:

      On behalf of Comstock Partners Funds, Inc. (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive form of the Company's prospectus dated August 28, 1998, that would have been filed on behalf of the Company in accordance with Rule 497(c) does not differ from that contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on August 26, 1998.

      Any questions or communications should be directed to Robert M. Kaner of this firm at 212-455-3275.


                                                Very truly yours,

                                                /s/ SIMPSON THACHER & BARTLETT

                                                SIMPSON THACHER & BARTLETT